SHARE-BASED PAYMENT (Details 6)	Feb. 28, 2013
Share-Based Payment Details 6
Stock options outstanding	17,373,932
Warrants outstanding	19,171,104
Stock options available for future grant	2,627,959
Common stock reserved for future issuance	39,172,995